Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: net defined benefit asset	$ 1,088	$ 355
of which: net defined benefit liability	(795)	(469)
Major Defined Benefit Plans [Member]
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	24,435	12,160
of which: amounts owed to deferred members	2,558	1,184
of which: amounts owed to retirees	23,763	12,469
Swiss defined benefit plans
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	24,007	11,927
of which: amounts owed to deferred members	0	0
of which: amounts owed to retirees	20,915	10,345
UK defined benefit plans
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	97	65
of which: amounts owed to deferred members	1,655	656
of which: amounts owed to retirees	1,715	1,445
US and German defined benefit plans
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	330	169
of which: amounts owed to deferred members	904	528
of which: amounts owed to retirees	$ 1,134	$ 678